Fee and Commission Income (Tables)	12 Months Ended
Dec. 31, 2019
Fee and commission income [abstract]
Table of Fee and Commission Income

	2019	2018	2017
Linked to deposits	11,477,646	11,253,785	7,794,302
Linked to credit cards	3,791,572	5,613,274	6,177,446
Insurance agent fee	1,134,979	1,335,199	1,654,212
From foreign currency transactions	1,082,784	896,889	726,044
Linked to securities	122,348	240,046	216,771
From guarantees granted	2,003	4,767	2,523

TOTAL	17,611,332	19,343,960	16,571,298